Condensed financial information of the parent company - Five-year schedule of maturities of debt (Details) - Parent company - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subordinated Loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	€ 18,522	€ 16,330
Subordinated Loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	10,035	9,317
Subordinated Loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings	8,487	7,014
Debenture loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	49,751	42,569
Debenture loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings	1,010	1,474
Debenture loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	8,053	3,250
Debenture loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,401	7,616
Debenture loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,523	7,049
Debenture loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	6,220	7,306
Debenture loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	19,544	15,875
Debenture loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings